SHORT-TERM INVESTMENTS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2015
Short-term Investments
Short-term investments		$ 1,000	$ 10,000	$ 10,000